Payson Total Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
1
The following is a summary of the inputs used to value the
Fund's investments as of June 30, 2022.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized
Shares Security Description Value
Common Stock - 96.3%
Consumer Discretionary - 7.0%
20,300 Amazon.com, Inc. (a) $ 2,156,063
66,895 DR Horton, Inc. 4,427,780
15,900 Polaris, Inc. 1,578,552
31,160 The Home Depot, Inc. 8,546,253
16,708,648
Consumer Staples - 10.9%
99,770 Bristol-Myers Squibb Co. 7,682,290
107,380 CVS Health Corp. 9,949,831
15,240 Thermo Fisher Scientific, Inc. 8,279,587
25,911,708
Energy - 7.2%
34,730 Chevron Corp. 5,028,210
63,915 Devon Energy Corp. 3,522,356
80,000 Marathon Oil Corp. 1,798,400
30,030 Pioneer Natural Resources Co. 6,699,092
17,048,058
Financials - 13.3%
25,870 American Express Co. 3,586,099
18,455 Aon PLC, Class A 4,976,944
35,785 Berkshire Hathaway, Inc.,
Class B (a) 9,770,021
26,350 JPMorgan Chase & Co. 2,967,274
20,510 Mastercard, Inc., Class A 6,470,495
19,000 Visa, Inc., Class A 3,740,910
31,511,743
Health Care - 15.4%
36,735 AbbVie, Inc. 5,626,333
17,975 Amgen, Inc. 4,373,317
8,625 Danaher Corp. 2,186,610
40,985 Johnson & Johnson 7,275,247
115,000 Pfizer, Inc. 6,029,450
21,730 UnitedHealth Group, Inc. 11,161,180
36,652,137
Shares Security Description Value
Industrials - 4.1%
26,600 AMETEK, Inc. $ 2,923,074
12,035 Honeywell International, Inc. 2,091,803
20,000 L3Harris Technologies, Inc. 4,834,000
9,848,877
Information Technology - 38.4%
15,090 Accenture PLC, Class A 4,189,739
9,850 Adobe, Inc. (a) 3,605,691
8,220 Alphabet, Inc., Class A (a) 17,913,517
66,420 Apple, Inc. 9,080,942
24,560 Broadcom, Inc. 11,931,494
36,865 CDW Corp. 5,808,449
336,885 HP, Inc. 11,043,090
14,650 Lam Research Corp. 6,243,098
19,570 Meta Platforms, Inc., Class A (a) 3,155,662
23,215 Microsoft Corp. 5,962,308
22,625 NVIDIA Corp. 3,429,724
19,785 NXP Semiconductors NV 2,928,774
38,380 Texas Instruments, Inc. 5,897,087
91,189,575
Total Common Stock (Cost $179,198,637) 228,870,746
Investments, at value - 96.3% (Cost
$179,198,637) $ 228,870,746
Other Assets & Liabilities, Net - 3.7% 8,781,657
Net Assets - 100.0% $ 237,652,403
(a) Non-income producing security.

Payson Total Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
2
as Level 2 in the hierarchy. Municipal securities, long-term U.S.
government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES
TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE
FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.
THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT
THE FUND’S SECURITY VALUATION POLICIES AND ABOUT
CERTAIN SECURITY TYPES INVESTED BY THE FUND.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 228,870,746
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 228,870,746